Financial Assets and Financial Liabilities (Details)			12 Months Ended
	Feb. 22, 2024 shares	Feb. 28, 2023 £ / shares shares	Jun. 30, 2024 AUD ($) $ / shares shares	Jun. 30, 2024 USD ($)	Jun. 30, 2024 GBP (£)	Jun. 30, 2023 AUD ($) $ / shares	Jun. 30, 2023 GBP (£)	Jun. 30, 2022 AUD ($) $ / shares
Financial Assets and Financial Liabilities [Line Items]
Other income
Total exercise price				$ 965
Expire date			Jul. 31, 2023	Jul. 31, 2023	Jul. 31, 2023
Received shares | shares	471,306
Share price | (per share)		£ 1.85	$ 0.27			$ 0.27		$ 0.37
Expected number of shares to be received | shares		457,577
R&D grant			$ 5,375,461			$ 2,592,145		$ 657,715
Ateria [Member]
Financial Assets and Financial Liabilities [Line Items]
Revenue | £							£ 1,000,000
Medical Technology Enterprise Consortium [Member]
Financial Assets and Financial Liabilities [Line Items]
Other income			28,000
R&D grant			$ 1,901,263
FVPL [Member]
Financial Assets and Financial Liabilities [Line Items]
Share options | shares			735,000
Total exercise price | £					£ 1,470,000
Received shares | shares	471,306